UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

DREYFUS BASIC MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/05

FORM N-Q

Item 1. Schedule of Investments.
Dreyfus BASIC Money Market Fund, Inc.
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--23.6%	Amount ($)	Value ($)

Banca Intesa (Yankee)
4.17%, 1/4/2006	40,000,000	40,000,000
BNP Paribas (Yankee)
3.80%, 12/13/2005	40,000,000	40,000,000
CBIC (Canadian Imperial Bank Of Commerce) (Yankee)
3.68%, 12/7/2005	40,000,000	40,000,000
HBOS Treasury Services PLC (London)
3.81%, 12/6/2005	40,000,000	40,000,000
Royal Bank Of Canada (Yankee)
3.69%, 12/7/2005	40,000,000	40,000,000
Washington Mutual Bank F.A.
3.69%, 12/2/2005	30,000,000	30,000,073
Total Negotiable Bank Certificates of Deposit
(cost $230,000,073)		230,000,073

Commercial Paper--44.9%

Amsterdam Funding Corp.
4.09%, 12/28/2005	40,000,000 [a]	39,878,200
Barclays US Funding
3.70% - 3.99%, 12/2/2005 - 12/14/2005	40,000,000	39,962,676
Charta LLC
4.22%, 1/30/2006	20,000,000 [a]	19,860,667
CRC Funding LLC
4.08%, 12/19/2005	21,000,000 [a]	20,957,423
Credit Suisse First Boston
3.99%, 12/14/2005	30,000,000	29,957,013
Depfa Bank PLC
4.22%, 2/3/2006	25,000,000	24,814,444
Deutsche Bank Financial LLC
4.04%, 12/1/2005	10,000,000	10,000,000
FCAR Owner Trust Ser. I
4.31%, 2/15/2006	40,000,000	39,640,267
General Electric Capital Services
4.21%, 1/31/2006	40,000,000	39,717,367
HSH Nordbank
3.79%, 12/13/2005	40,000,000	39,950,000
Links Finance Corp.
4.31%, 2/16/2006	15,000,000 [a]	14,863,325
Nationwide Building Society
4.22%, 2/3/2006	40,000,000 [a]	39,703,111
Northern Rock PLC
4.31%, 2/16/2006	31,000,000	30,717,538
PACE (Premier Asset Collateralized Entity)
4.08%, 12/22/2005	9,000,000 [a]	8,978,711
Sigma Finance Inc.
4.31%, 2/16/2006	36,000,000 [a]	35,671,980
Thunder Bay Funding LLC
4.31%, 2/15/2006	2,587,000 [a]	2,563,734
Total Commercial Paper
(cost $437,236,456)		437,236,456

Corporate Notes--26.7%

Commonwealth Bank of Australia
4.16%, 8/24/2010	25,000,000 [b]	25,000,000
Harrier Finance Funding
4.06%, 4/13/2006	40,000,000 [a,b]	40,000,000
Lehman Brothers Inc.
4.06%, 2/23/2006	40,000,000 [b]	40,000,000
Royal Bank Of Scotland
4.13%, 4/21/2010	40,000,000 [b]	40,000,000
Skandinaviska Enskilda Banken
4.14%, 1/23/2006	40,000,000 [b]	39,999,876

Toyota Motor Credit
4.06%, 8/8/2006	30,000,000 [a,b]	30,000,000
Wells Fargo & Co.
4.05%, 7/3/2011	45,000,000 [b]	45,000,000
Total Corporate Notes
(cost $259,999,876)		259,999,876

Short-Term Bank Notes--2.1%

Bank Of America
3.78%, 12/12/2005		20,000,000
(cost $20,000,000)	20,000,000	20,000,000

Time Deposits--2.8%

Branch Banking & Trust Co. Inc. (Grand Cayman)
4.03%, 12/1/2005		27,000,000
(cost $27,000,000)	27,000,000	27,000,000

Total Investments (cost $974,236,405)	100.1%	974,236,405

Liabilities, Less Cash and Receivables	(.1%)	(486,406)

Net Assets	100.0%	973,749,999

[a] Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At November 30, 2005, these securities amounted to $252,477,151 or 25.9% of net assets.
[b] Variable interest rate - subject to periodic change.

Securties valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS BASIC MONEY MARKET FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)